Organization and principal activities - Schedule of Condensed Consolidated Balance Sheets Data for the VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	[1]	Dec. 31, 2021 CNY (¥)
Assets
Cash and cash equivalents	¥ 1,188,911	$ 162,880	¥ 511,973
Restricted cash	17,031	2,333	18,137
Short-term deposits	4,075,048	558,279	6,851,160
Accounts receivable, net	76,044	10,418	64,258
Prepayments and other current assets	523,674	71,743	556,435
Amounts due from related parties	207,565		148,648
Investments	440,790	60,388	751,844
Long-term deposits	1,470,000	201,389	2,553,293
Right-of-use assets, net	339,492	46,510	379,006
Total assets	9,567,811	1,310,784	12,924,354
Deferred revenue and advances from customers	265,628	36,391	412,257
Accrued liabilities and other current liabilities	1,360,949	186,449	1,474,827
Amounts due to related parties	161,529	22,129	177,714
Total liabilities	(2,017,132)	(276,346)	(2,299,755)
Total shareholders' equity	7,550,679	$ 1,034,438	10,624,599	¥ 11,409,391		¥ 10,510,201
VIEs
Assets
Cash and cash equivalents	11,740		7,730
Restricted cash	15,891		18,137
Short-term deposits	430,000		130,000
Accounts receivable, net	45,545		27,795
Prepayments and other current assets	288,416		232,364
Amounts due from related parties	198,115		147,582
Amounts due from Group companies	724,076		954,184
Investments	408,952		600,096
Intangible assets, net	45,045		30,364
Long-term deposits	60,000		360,000
Right-of-use assets, net	13,951
Other assets	2,440		18,604
Total assets	2,244,171		2,526,856
Deferred revenue and advances from customers	288,165		445,888
Accrued liabilities and other current liabilities	422,230		466,890
Amounts due to related parties	134,169		103,055
Other Liabilities	82,408		32,489
Total liabilities	(926,972)		(1,048,322)
Total shareholders' equity	¥ 1,317,199		¥ 1,478,534

[1]	HUYA Inc. consolidated 2022 statement of changes in shareholders’ equity has been retrospectively adjusted due to the business combination under common control as discussed in the Note 2 (d).